Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss from continuing operations	$ (3,553,162)	$ (1,828,715)	$ (16,205,252)	$ (9,051,334)
Loss from discontinued operations, net of tax	(1,252,276)		760,165	0
Gain on sale of discontinued operations	1,534,479
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of discontinued operations	(1,534,479)
Stock-based compensation	211,469	180,509	667,682	636,368
Depreciation and amortization of intangible assets	23,531	24,101	97,113	94,298
Amortization of right of use assets	34,039	35,809	27,675	148,258
Amortization of debt discount	13,468	703	35,513	2,044,241
Change in fair value of forward purchase agreement	2,156,837		10,268,130	0
Change in fair value of derivative liabilities		325,085	(826,980)	(1,259,287)
Non-cash interest expense			250,000	0
Loss on extinguishment of debt	0	0	0	1,064,692
Interest recognized upon default			0	555,556
Changes in operating assets and liabilities:
Prepaid expenses	229,944	47,826	(659,927)	(55,069)
Assets available for sale	4,662,980		18,938,353	0
Income taxes receivable			(204,559)
Other current assets	(17,563)	11,183	28,175	(28,175)
Accounts payable	(133,764)	159,097	(449,873)	1,059,946
Accrued expenses and other liabilities	(1,027,089)	337,258	570,221	429,790
Lease liability	(34,849)	(31,413)	(257,720)	(124,840)
Accrued interest		262,598
Accrued interest - related and third-party			(109,379)	1,056,849
Liabilities available for sale	(2,389,343)		(20,732,104)
Income tax payable			(545,441)	0
Net cash used in operating activities	(1,075,778)	(475,959)	(8,348,208)	(3,428,707)
Cash flows from investing activities
Cash paid in AxoBio Disposition	(748,796)
Purchases of property and equipment			(30,470)	(7,164)
Net cash used in investing activities	(748,796)		(30,470)	(7,164)
Cash Flows from Financing Activities:
Gross proceeds from Business Combination			30,951,174	0
Transaction costs paid in connection with the Business Combination			(951,898)	0
Cash transferred in connection with Forward Purchase Agreement			(17,535,632)	0
Proceeds from common stock option exercises			41,073	1,271
Proceeds from issuance of loans and related warrants	31,538	375,000	1,859,980	0
Payment of loans	(227,264)		(551,833)	0
Payment of convertible notes			(2,649,874)	0
Proceeds from convertible notes			0	2,745,974
Issuance of Series C-1 preferred stock			0	1,064,317
Repurchase of common stock			0	(2,294)
Payment of debt financing fee			0	(382,222)
Payment of offering costs			0	(20,332)
Proceeds from warrant exercise			0	144,944
Net cash (used in) provided by financing activities	(195,726)	375,000	11,162,990	3,551,658
Net decrease in cash	(2,020,300)	(100,959)	2,784,312	115,787
Cash - beginning of the period	2,912,461	128,149	128,149	12,362
Cash - end of the period	892,161	27,190	2,912,461	128,149
Supplemental cash flow information:
Interest paid	11,566	37,037	283,526	92,593
Income tax paid			750,000	0
Non-cash financing activity:
Net assets acquired in AxoBio Acquisition			43,135,082	0
Net assets sold in AxoBio Acquisition	21,921,697
Fair value of shares received in AxoBio Disposition	23,456,179
Common Stock issued in connection with conversion of Promissory Notes	$ 375,000
Earnout liability and deferred consideration payable in connection with AxoBio Acquisition			21,482,292	0
Issuance of Series A preferred stock and common stock in connection with AxoBio Acquisition			21,652,790	0
Accrued Series A preferred stock dividends		75,084	164,510	307,926
Accrued Series C-1 preferred stock dividends		18,716	40,551	9,470
Accrued Series C-2 preferred stock dividends		217,368	470,962	239,104
Debt discount recorded in connection with loans payable			55,062	0
Conversion of common stock and preferred stock in connection with the Business Combination			32,092,096	0
Conversion of convertible notes and accrued notes to Series C-2 preferred stock			0	15,665,171
Warrants issued in connection with convertible notes		6,112	0	409,483
Warrants issued in connection with Series C-1 preferred stock			0	312,088
Initial recognition of derivative liabilities			$ 0	$ 1,321,860
Unpaid deferred offering costs		$ 660,426